Intangible Assets, Net (Tables)	12 Months Ended
May 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of May 31,
	2017	2018
	US$	US$
Intangible assets with indefinite lives:
Trademark	241	256
Intangible assets with finite lives:
Trademark	2,976	5,575
Courseware	122	129
Student base	2,995	7,014
Favorable lease	689	732
License	415	415

	7,438	14,121

Less: accumulated amortization	(3,498)	(5,272)
Exchange differences	65	(305)

	4,005	8,544